Consolidated statement of comprehensive income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Statement of comprehensive income [abstract]
Net income		$ 6,243	$ 6,446
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		4,043	(2,610)
Net gains (losses) on hedges of investments in foreign operations		(2,290)	1,495
Other comprehensive income, net of tax, exchange differences on translation		1,753	(1,115)
Net change in debt securities measured at FVOCI
Net gains (losses) on securities measured at FVOCI		(784)	(50)
Net (gains) losses reclassified to net income		(25)	(66)
Other comprehensive income, net of tax, debt securities		(809)	(116)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		(1,351)	178
Net (gains) losses reclassified to net income		552	(315)
Other comprehensive income, net of tax, cash flow hedges		(799)	(137)
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		198	917
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		262	12
Net gains (losses) on equity securities designated at FVOCI		(35)	100
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		425	1,029
Total OCI	[1]	570	(339)
Comprehensive income		6,813	6,107
Comprehensive income attributable to non-controlling interests		23	17
Preferred shareholders and other equity instrument holders		171	158
Common shareholders		6,619	5,932
Comprehensive income attributable to equity shareholders		6,790	6,090
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		(136)	45
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		131	(53)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		(5)	(8)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		160	(11)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		9	23
Income tax (expense) benefit relating to debt securities of other comprehensive income		169	12
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		482	(64)
Income tax (expense) benefit, Net (gains) losses reclassified to net income		(197)	112
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		285	48
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(97)	(311)
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		(93)	(4)
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		9	(34)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(181)	(349)
Income tax (expense) benefit relating to components of other comprehensive income		$ 268	$ (297)

[1]	Includes $218 million of losses for 2022 (2021: $43 million of losses) relating to our investments in equity-accounted associates and joint ventures.